ACQUISITION AND DISPOSITIONS	12 Months Ended
Dec. 31, 2016
ACQUISITION AND DISPOSITIONS
ACQUISITIONS AND DISPOSITIONS

6.   ACQUISITION AND DISPOSITIONS

ACQUISITIONS

Spectra Energy Corp

On September 6, 2016 Enbridge and Spectra Energy Corp (Spectra Energy) announced that they had entered into a definitive merger agreement under which Enbridge and Spectra Energy would combine in a stock-for-stock merger transaction (the Merger Transaction). The Merger Transaction was unanimously approved by the Boards of Directors and shareholders of both companies. Shareholders’ approval for both companies was received in December 2016 and the Merger Transaction is expected to close in the first quarter of 2017, subject to certain regulatory approvals and other customary conditions.

Under the terms of the Merger Transaction, Spectra Energy shareholders will receive 0.984 shares of the combined company for each share of Spectra Energy common stock they own. Upon completion of the Merger Transaction, Enbridge shareholders are expected to own approximately 57% of the combined company and Spectra Energy shareholders are expected to own approximately 43%. The combined company will be called Enbridge Inc.

Tupper Main and Tupper West

On April 1, 2016, Enbridge acquired the Tupper Main and Tupper West gas plants and associated pipelines (the Tupper Plants) located in northeastern British Columbia for cash consideration of $539 million. The purchase price for the Tupper Plants was equal to the fair value of identifiable net assets acquired and accordingly, the Company did not recognize any goodwill as part of the acquisition. Transaction costs incurred by the Company totalled approximately $1 million and are included in Operating and administrative expense within the Consolidated Statements of Earnings. The Tupper Plants are included within the Gas Pipelines and Processing segment.

Since the closing date through December 31, 2016, the Tupper Plants have generated approximately $33 million in revenues and $22 million in earnings before interest and income taxes. If the acquisition had closed on January 1, 2016, the Consolidated Statements of Earnings for the years ended December 31, 2016, would have shown revenues of $44 million and earnings before interest and income taxes of $28 million, respectively.

The final purchase price allocation was as follows:

April 1,	2016
(millions of Canadian dollars)
Fair value of net assets acquired:
Property, plant and equipment	288
Intangible assets	251

539

Purchase price:
Cash	539

Midstream Business

On February 27, 2015, Enbridge Energy Partners, L.P. (EEP) acquired the midstream business of New Gulf Resources, LLC (NGR) in Leon, Madison and Grimes Counties, Texas for $106 million (US$85 million) in cash and a contingent future payment of up to $21 million (US$17 million), through its partially-owned subsidiary, Midcoast Energy Partners, L.P. (MEP). The acquisition consisted of a natural gas gathering system that is in operation and is presented within the Gas Pipelines and Processing segment. Revenues and earnings of $2 million and nil, respectively, since the date of acquisition were recognized for the year ended December 31, 2015.

If the acquisition had occurred on January 1, 2015, changes to revenues and earnings for the years ended December 31, 2016 and 2015 would have been nominal.

The final purchase price allocation was as follows:

February 27,	2015
(millions of Canadian dollars)
Fair value of net assets acquired:
Property, plant and equipment	69
Intangible assets	40

109

Purchase price:
Cash	106
Contingent consideration1	3

1

The contingent future payment of up to US$17 million is dependent upon NGR’s ability to deliver specified volumes into MEP’s system over a five-year period. The fair value of the contingent future consideration at the acquisition date was $3 million (US$2 million). During the first quarter of 2016, and upon subsequent reassessments, MEP determined, based on current and forecasted volumes, that it is remote that MEP will be obligated to make any payments at the expiration of the five-year period. Consequently, the liability was reversed and a $4 million (US$3 million) gain was recognized as a reduction to “Operating and administrative” expense, which is reflected in the consolidated statements of income for the year ended December 31, 2016.

Magic Valley and Wildcat Wind Farms

On December 31, 2014, Enbridge acquired an 80% controlling interest in Magic Valley, a wind farm located in Texas, and Wildcat, a wind farm located in Indiana, for cash consideration of $394 million (US$340 million). No revenue or earnings were recognized in the year ended December 31, 2014 as the wind farms were acquired on December 31, 2014. The wind farms are included within the Green Power and Transmission segment.

If the acquisition had occurred on January 1, 2013, proforma consolidated revenues and earnings for the year ended December 31, 2014 would have increased by $64 million (US$58 million) and $8 million (US$7 million), respectively, and proforma consolidated revenues and earnings for the year ended December 31, 2013 would have increased by $44 million (US$43 million) and decreased by $2 million (US$2 million), respectively.

The final purchase price allocation was a follows:

December 31,	2014
(millions of Canadian dollars)
Fair value of net assets acquired:
Property, plant and equipment	747
Intangible assets	12
Other long-term liabilities	(14)
Noncontrolling interests1	(351)

394

Purchase price:
Cash	394

1	The fair value of the noncontrolling interests was determined using a combination of the implied purchase price for the remaining 20% interest and discounted cash flow models.

OTHER ACQUISITIONS

Chapman Ranch Wind Project

On September 9, 2016, the Company acquired a 100% interest in the 249 megawatt (MW) Chapman Ranch Wind Project (Chapman Ranch) located in Texas for cash consideration of $65 million (US$50 million), of which $62 million (US$48 million) was allocated to Property, plant and equipment and the balance allocated to Intangible assets. On November 2, 2016, the Company invested a further $40 million (US$30 million) in Chapman Ranch, of which $23 million (US$17 million) was related to Property, plant and equipment and the balance related to Intangible assets. There would have been no effect on earnings if the transaction had occurred on January 1, 2016 as the project is under construction and has not generated revenues to date. Chapman Ranch is included within the Green Power and Transmission segment.

Other

In November 2015, the Company acquired a 100% interest in the 103 MW New Creek Wind Project (New Creek) for cash consideration of $48 million (US$36 million), with $35 million (US$26 million) of the purchase price allocated to Property, plant and equipment and the remainder allocated to Intangible assets. New Creek was placed into service in December 2016.

In December 2014, the Company acquired an incremental 30% interest in the Massif du Sud Wind Project (Massif du Sud) for cash consideration of $102 million, bringing its total interest in the wind project to 80%. The Company acquired its original 50% interest in Massif du Sud in December 2012. The Company’s interest in Massif du Sud represents an undivided interest, with $97 million of the incremental purchase allocated to Property, plant and equipment and the remainder allocated to Intangible assets. Massif du Sud is operational.

In October 2014, the Company acquired an incremental 17.5% interest in the Lac Alfred Wind Project (Lac Alfred) for cash consideration of $121 million, bringing its total interest in the wind project to 67.5%. The Company acquired its original 50% interest in Lac Alfred in December 2011. The Company’s interest in Lac Alfred represents an undivided interest, with $115 million of the incremental purchase allocated to Property, plant and equipment and the remainder allocated to Intangible assets. Lac Alfred is operational.

The New Creek, Massif du Sud and Lac Alfred wind projects are included within the Green Power and Transmission segment.

ASSETS HELD FOR SALE

In December 2016, the Company entered into an agreement to sell the Ozark Pipeline assets to a subsidiary of MPLX LP for cash proceeds of approximately $294 million (US$219 million), including $13 million (US$10 million) in reimbursable capital costs up to the closing date of the transaction. Subject to certain pre-closing conditions, the transaction is expected to close by the end of the first quarter of 2017. The Ozark Pipeline is included within the Company’s Liquids Pipelines segment.

As at December 31, 2016, the assets of Ozark Pipeline were classified as held for sale and were measured at the lower of their carrying value or fair value less costs to sell, which did not result in a fair value adjustment. Included within Assets held for sale on the Consolidated Statements of Financial Position was $278 million (US$207 million) related to Property, plant and equipment.

DISPOSITIONS

South Prairie Region

On December 1, 2016, the Company completed the sale of the South Prairie Region assets to an unrelated party for cash proceeds of $1.08 billion. A gain on sale of $850 million before tax was recognized in Other income/(expense) on the Consolidated Statements of Earnings. The South Prairie Region assets were included within the Company’s Liquids Pipelines segment. For the year ended December 31, 2016, pre-tax earnings for the South Prairie Region assets were $41 million.

OTHER DISPOSITIONS

In December 2016, the Company sold other miscellaneous non-core assets for cash proceeds of $286 million.

In August 2015, the Company sold its 77.8% controlling interest in the Frontier Pipeline Company, which holds pipeline assets located in the midwest United States, to unrelated parties for gross proceeds of $112 million (US$85 million). A gain of $70 million (US$53 million) was presented within Other income/(expense) on the Consolidated Statements of Earnings. These amounts are included within the Liquids Pipelines segment.

In May 2015, the Fund sold certain of its crude oil pipeline system assets within the Liquids Pipelines segment to an unrelated party for gross proceeds of $26 million. A gain of $22 million was presented within Other income/(expense) on the Consolidated Statements of Earnings.

In November 2014, the Company sold one of its non-core assets within Enbridge Offshore Pipelines (Offshore), which include pipeline facilities located in Louisiana, to an unrelated party for $7 million (US$7 million). A gain of $22 million (US$19 million) was presented within Other income/(expense) on the Consolidated Statements of Earnings. These assets were included within the Gas Pipelines and Processing segment.

In July 2014, the Company sold a 35% equity interest in the Southern Access Extension Project within the Liquids Pipelines segment, a pipeline project then under construction, to an unrelated party for gross proceeds of $73 million (US$68 million). As the fair value of the consideration received equalled the carrying value of the asset sold, no gain or loss was recognized on the sale.

In March 2014, the Company sold an Alternative and Emerging Technologies investment within Eliminations and Other to an unrelated party for $19 million. A gain of $16 million was presented within Other income/(expense) on the Consolidated Statements of Earnings.